Operating Expenses - Summary of Operating Expenses by Nature (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Expense by nature [line items]
Royalties expensed	£ 194	£ 185		£ 191
Other product costs	412	353		349
Employee benefit expense	1,605	1,365		1,337
Contract labour	73	69		67
Employee-related expense	52	21		30
Promotional costs	268	239		233
Depreciation and impairment of property, plant and equipment	136	241		125
Property and facilities	102	124		85
Technology and communications	221	215		216
Professional and outsourced services	501	477		498
Other general and administrative costs	76	58		71
Costs capitalised	(478)	(447)		(460)
Other net gains and losses	(24)	(63)	[1],[2]	(178)	[1],[2]
Other income	(49)	(37)		(45)
Total	3,571	3,246		2,991
Product development assets [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	303	279		280
Software [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	125	117		112
Other acquired intangibles [member]
Expense by nature [line items]
Amortisation and impairment of intangible assets	£ 54	£ 50		£ 80

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.